Related Party Transactions (Details) - Schedule of Aggregate Amount of Compensation Received by Company’s key Management - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Aggregate Amount of Compensation Received by Company SKey Management [Abstract]
Salaries and wages	$ 8,179	$ 7,678	$ 6,191
Variable cash compensation	18,658	18,727	10,395
Share-based payments	7,217	6,863	10,275
Aggregate amount of compensation	$ 34,054	$ 33,268	$ 26,861